Note 16 - Property, Plant and Equipment (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Total property, plant and equipment	$ 236,639	$ 251,084
Land not subject to depreciation [member]
Statement Line Items [Line Items]
Total property, plant and equipment	$ 11,500	$ 11,500